Finance Lease Liabilities (Details) - Schedule of financing lease liabilities for reporting purposes - USD ($)	Jun. 30, 2022	Jun. 30, 2021
Schedule Of Financing Lease Liabilities For Reporting Purposes Abstract
Long-term portion of finance lease liabilities	$ 366,359	$ 442,670
Current maturities of finance lease liabilities	59,736	59,098
Total	$ 426,095	$ 501,768